Expense Example - O'Shaughnessy Market Leaders Value Fund - O'Shaughnessy Market Leaders Value Fund Class I	Nov. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689